Shareholder Report, Line Graph (Details) 190906_Boston Partners Global Equity Fund_R6 Share Class_TSR Annual {R6 Share Class} - USD ($)		12 Months Ended
	Jul. 06, 2026	Aug. 31, 2026
R6 Share Class
Account Value [Line Items]
Line Graph and Table Measure Name		R6 Share Class
Accumulated Value	$ 100,000	$ 104,361
MSCI THE WORLD INDEX Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Gross (USD)
Accumulated Value	100,000	$ 102,291
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Accumulated Value	100,000	$ 102,252
MSCI World Value Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Net Total Return Index
Accumulated Value	$ 100,000	$ 104,685